Gain on realization of marketable securities (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended
	May 17, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 30, 2012	Apr. 30, 2014	Apr. 30, 2013
Business Acquisition [Line Items]
Number of shares received of merged entity (in shares)	589,000,000
Proceeds from disposal of associated companies	$ 65.0	$ 373.0	$ 0	$ 65.0
Sapura Kencana
Business Acquisition [Line Items]
Ownership interest, percentage	11.79%				6.40%
Shares sold (in shares)					300,000,000
Gain/(loss) reclassified into income					84
Cash proceeds					198
SapuraCrest
Business Acquisition [Line Items]
Ownership interest, percentage	23.59%
Gain on decline in ownership interest	169
Sapura Kencana
Business Acquisition [Line Items]
Gain/(loss) reclassified into income		131	0	(84)		131
Proceeds from available-for-sale securities						$ 297
Investment owned, ownership percentage				6.40%		8.18%	12.00%